RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
25.	RELATED PARTY TRANSACTIONS

a)	Related parties

Name of Related Parties	Relationship with the Group
JYADK	Equity investee of the Group (note 14)
JWYK	An entity controlled by a director of the Company
Tianjin Jiatai Management Partnership (“Tianjin Jiatai”)	Entity investee of the Group
Gopher	An entity controlled by a director of the Company
Nai’ensi	An entity controlled by a director of the Company
Xi’an New Chang’an Medical Investment Co., Ltd. (“New Chang’an”)	Non-controlling shareholder of CAH prior to the disposal (note 4)
Shaanxi Juntai Real Estate Co., Ltd. (“Shaanxi Juntai”)	Entity indirectly controlled by New Chang’an

b)	The Group had the following related party transactions for the years ended December 31, 2014, 2015 and 2016.

	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Transactions as part of discontinued operations:

Provision of medical services:
Shaanxi Juntai	984	—	—	—
Interest income:
New Chang’an	6,755	—	—	—
Purchase of medical supplies:
JYADK	484	—	—	—

Transactions as part of continuing operations:

Provision of consultation service:
JWYK	—	113	70	10
Loan from:
Gopher (note 18)	—	161,945	172,575	24,856
Loan to:
JWYK	—	—	9,000	1,296
JYADK	—	3,173	1,485	214
Interest expense:
Gopher	—	(6,705)	(15,073)	(2,171)
Interest income:
JYADK	—	148	370	53
Brand royalty fee and management service:
Tianjin Jiatai	—	—	7,988	1,151
Finance lease income:
Nai'ensi	1,194	252	—	—

c)	The balances between the Company and its related parties as of December 31, 2015 and 2016 are listed below.

	As at December 31	As at December 31
	2015	2016	2016
	RMB	RMB	US$
Due from related parties, current:
JYADK	3,321	5,028	724
Tianjin Jiatai	—	8,468	1,220
JWYK	—	9,000	1,296
Due from related parties, non-current:
Nai'ensi	27,072	—	—

Due to related parties, current
Gopher (note 18)	4,508	5,894	849
Due to related parties, non-current
Gopher (note 18)	161,945	172,575	24,856